Management's Use of Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ₱ in Millions										1 Months Ended	12 Months Ended			36 Months Ended
	Jul. 29, 2022 PHP (₱)	Jul. 01, 2020	Jun. 30, 2020	Mar. 02, 2018 PHP (₱)	Dec. 05, 2017	Jun. 27, 2017	Jun. 13, 2017 PHP (₱)	Aug. 24, 2016	May 30, 2016 PHP (₱)	Aug. 31, 2022 PHP (₱)	Dec. 31, 2022 PHP (₱) Seat Director	Dec. 31, 2021 PHP (₱)	Dec. 31, 2020 PHP (₱)	Jun. 30, 2023
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Period due after which default occurs of trade receivables and all other financial assets subject to impairment											90 days
Period due after which default occurs of trade receivables from Corporate subscribers											120 days
Period due after which there is significant increase in credit risk in asset											30 days
Period before which there is low credit risk in financial asset											30 days
Depreciation of ROU assets											₱ 5,716	₱ 5,388	₱ 4,940
Lease liabilities											₱ 42,435	21,686	20,025
Total consideration for the acquisition of existing shares									₱ 52,800
Number of retained board seats. | Seat											4
Equity interest acquired								87.12%	50.00%
Total consideration	₱ 100						₱ 21,800		₱ 26,200	₱ 136
Net taxable income											₱ 3,377	8,538	9,906
Provision for current tax expense income											6,949	5,130	4,452
Deferred income tax assets and liabilities											(17,432)	(13,216)	(18,830)
Provision (benefit) from deferred income taxes											(4,175)	2,348	3,989
Additional depreciation recognized											46		1,028
Total depreciation and amortization of property and equipment											92,998	46,781	42,540
Carrying values of property and equipment, net of accumulated depreciation and amortization											292,745	302,736	260,868
Amortization of intangible assets (Notes 15)											228	2,822	2,496
Total carrying values of intangible assets											1,608	1,156
Consolidated unrecognized deferred income tax assets											748	901
Deferred income tax assets – net (Note 7)											17,636	13,385	19,556
Provision for expected credit losses for trade and other receivables											5,156	3,737	6,446
Impairment losses for contract assets											227	253	266
Trade and other receivables, net of allowance for expected credit losses											26,255	21,790
Contract assets, net of allowance for expected credit losses											2,233	2,251
Net pension benefit costs											1,749	2,213	2,218
Prepaid benefit costs											95,749	107,484
Accrued benefit costs											1,745	7,760
Total provision for asset retirement obligations											1,514	2,121	2,000
Total fair values of noncurrent financial assets											3,851	3,067
Total fair values of noncurrent financial liabilities											203,459	244,568
Transformation Incentive Plan [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets											1,272	1,186	1,134
Accrued incentive payable											1,294	2,384
Benefit Costs [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Prepaid benefit costs											1,598	1,018
Defined Benefit Pension Plans [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Net pension benefit costs											1,749	2,213	2,218
Intangible Assets with Finite Life [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Carrying values of property and equipment, net of accumulated depreciation and amortization											1,388	1,156
Two G Technology Related Equipment
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized											87	1,397	1,458
Three G Technology Related Equipment
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized											9,421	1,406	₱ 3,035
IT, Tech refresh programs, Core Modernization and Support Replacements [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized												₱ 1,138
Enterprise-wide Network Asset Physical Verification Activity [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized											3,044
Softwares and Related Services Upgraded [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized											2,122
Network equipment [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized											9,711
Fortification of Fiber Optic Cables [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized											3,215
Optical Line Terminal [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized											786
Modernization of Key Core Network Equipment and Facilities [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized											525
Modernization of Key Core Network Equipment and Facilities [Member] | Smart Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized											1,334
Transport Network Transformation [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized											14,128
Transport Network Transformation [Member] | Smart Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized											₱ 5,074
CREATE Act [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Lower income tax rate													25.00%
Deferred income tax assets and liabilities													₱ 3,125
Provision (benefit) from deferred income taxes													₱ 579
BIR Revenue Regulations [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Applicable tax rate													27.50%
Provision for current tax expense income													₱ 485
Domestic and Foreign Corporations [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Applicable tax rate		25.00%	30.00%
Small and Medium Domestic Corporations [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Lower income tax rate											20.00%
Vega Telecom Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Total carrying values of intangible assets									₱ 18,885
Brightshare Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired									50.00%
Percentage of right on net assets									50.00%
PCEVs Beacon Electric Asset Holdings Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired					75.00%
Total consideration				₱ 4,852
Consideration settlement period in installments						annual installments from June 2018 to June 2021
Beacon Electric Asset Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired									50.00%
Consideration settlement period in installments									annual installments until June 2020
Equity interest									20.00%
PLDT Communications and Energy Ventures, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of ownership											47.60%	65.30%
Number of directors | Director											9
Number of board seats | Seat											9
Additional depreciation recognized											₱ 1,798
Bottom of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of NCI for partly-owned subsidiaries of parent											5.00%	5.00%
Bottom of range [member] | CREATE Act [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Lower MCIT rate														1.00%
Bottom of range [member] | MCIT [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Applicable tax rate													2.00%
Top of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Non-cancellable lease period											30 years
Top of range [member] | CREATE Act [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Lower MCIT rate														2.00%
Top of range [member] | RCIT [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Applicable tax rate													30.00%